OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS
OTHER ASSETS

(US$ MILLIONS)	2018	2017
Current
Work in progress (1)	$506	$195
Prepayments and other assets	508	235
Total current	$1,014	$430
Non-current
Work in progress (1)	$57	$—
Prepayments and other assets	442	79
Total non-current	$499	$79

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(1)	See Note 16 for additional information.
The increase in other assets from December 31, 2018 is primarily attributable to the acquisitions in our infrastructure services and industrial operations segments, which account for $998 million of the increase compared to December 31, 2017.